Offerings	Mar. 24, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Preferred Shares
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B Preferred Shares
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Receipts
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares	786,349,393
Maximum Aggregate Offering Price	$ 786,349,393
Fee Rate	0.01531%
Amount of Registration Fee	$ 120,390.09
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 69,227,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,598,653.7
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-264388
Carry Forward Initial Effective Date	May 26, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-264388
Carry Forward Initial Effective Date	May 26, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Preferred Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-264388
Carry Forward Initial Effective Date	May 26, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class B Preferred Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-264388
Carry Forward Initial Effective Date	May 26, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-264388
Carry Forward Initial Effective Date	May 26, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares	4,986,650,607
Maximum Aggregate Offering Price	$ 4,986,650,607
Carry Forward Form Type	F-3
Carry Forward File Number	333-264388
Carry Forward Initial Effective Date	May 26, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 462,262.51
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$4,986,650,607 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-264388)
filed on April 20, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on May 25, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold prior to the effective date of this Registration Statement and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered. The Registrant previously paid U.S.$10,598,653.70 in connection with the filing of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$120,390.09.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.